Accounts and notes receivable, net (Tables)	6 Months Ended
Jun. 30, 2021
Receivables [Abstract]
Schedule of Accounts Receivable

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Accounts and notes receivable	88,706	77,560	12,012
Less: allowance for doubtful accounts	(43,820)	(39,420)	(6,105)

Total accounts and notes receivable, net	44,886	38,140	5,907

Schedule of Movement in Allowance for Doubtful Accounts
The following table presents the movement in the allowance for doubtful accounts:

	As of
	December 31, 2020	June 30, 2021
	RMB	RMB	US$
Balance at beginning of the period	28,516	43,820	6,787
Provisions	18,732	221	34
Write-offs	(3,428)	(4,621)	(716)

Balance at end of the period	43,820	39,420	6,105